Leases	12 Months Ended
Dec. 31, 2021
Leases Disclosure [Abstract]
LEASES

NOTE 13 - LEASES

On April 4, 2021, the Company signed an amendment to the lease of the Company’s offices in Raanana, Israel, according to which, the Company will lease the office space for five years beginning on September 9, 2021 (the date the current lease period ends) until September 8, 2026 (the “Lease Amendment”).

According to the Lease Amendment, the monthly rent for the Company’s offices will be approximately NIS 79 thousand (approx. $25) in the first two years, NIS 82 thousand (approx. $26) in the third and fourth lease years and NIS 83 thousand (approx. $26) in the fifth year. All the amounts are linked to the Consumer Price Index.

The Company has an option to extend the lease period for another five years from September 9, 2026, to September 8, 2031 with a monthly rent of between NIS 96 thousand (approx. $30) and NIS 102 thousand (approx. $32) over the additional lease period.

When determining the new lease period as part of the amendment, the Company concluded that it was not reasonably certain that the option to extend will be exercised. At the time of the Lease Amendment, the Company updated its lease liability and right of use asset in a total amount of approximately $458, which reflects the expected lease term until September 8, 2026.

The Company has no finance leases.

The components of lease expenses recorded in the statements of comprehensive loss were as follows:

	Year ended December 31,
	2021	2020	2019

Operating lease expenses	405	375	388
Short-term lease expenses	--	27	16
	405	402	404

Future lease payments under operating leases as of December 31, 2021 were as follows:

2022	367
2023	369
2024	353
2025	359
2026	247
Total future lease payments	1,695
Less imputed interest	(173)
Total lease liability balance	1,522

The weighted average lease term and weighted average discount rate as of December 31, 2021 was as follows:

Operating leases weighted average remaining lease term (in years)	4.67
Operating leases weighted average discount rate	5%